Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Fees Accrued and Paid to Equity Investors

The Company pays equity sponsoring fees and monitoring fees to its equity investors. The amounts paid and accrued during the year were as follows:

	Balance at January 1, 2014	Charged during the year	Paid during the year	Accrued	Balance at December 31, 2014
Cinven Limited	(75)	(225)	300	(63)	(63)
Cinven Limited GBP	—	—	—	—	—
Cinven Limited EUR	—	(48)	48	—	—
CVC Capital Partners	(75)	(225)	300	(59)	(59)
CVC Capital Partners UK	—	—	—	—	—
Oak Hill Capital Partners III, LP	(75)	(293)	368	(59)	(59)
GIC	(100)	(11)	111	(95)	(95)